OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
OPTIONS

NOTE 7 – OPTIONS

The Company maintains stock option plans under which certain employees are awarded option grants based on a combination of performance and tenure. The stock option plans provide for the grant of up to 2,333,333 shares, and the Company’s Second Amended and Restated 2019 Equity Incentive Plan provides for automatic increases in the number of shares available under such plan (currently 2,000,000 shares) on April 1st of each calendar year, beginning in 2021 and ending in 2029 (each a “Date of Determination”), in each case subject to the approval and determination of the administrator of the plan (the Board of Directors or Compensation Committee) on or prior to the applicable Date of Determination, equal to the lesser of (A) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the administrator. The administrator did not approve an increase in the number of shares covered under the plan as of April 1, 2022 or 2021.

For the nine-month period ended September 30, 2022, no options to purchase shares were granted, 10,207 were forfeited, and 61,900 expired. For the nine-month period ended September 30, 2022, no options to purchase shares of common stock were exercised.

Total compensation cost related to stock options granted was $67,439 and $137,130 for the nine-months ended September 30, 2022, and 2021, respectively.

The following table represents stock option activity for the nine-month period ended September 30, 2022:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2021	410,964	$4.78	4.67	$368,417
Options Exercisable as of December 31, 2021	302,191	$4.88	4.38	$257,186
Options granted	-	$-	-	$-
Options forfeited	(10,207)	$4.73	3.91	$-
Options expired	(61,900)	$5.56	2.05	$-
Options exercised	-	$-	-	$-
Options outstanding as of September 30, 2022	338,857	$4.64	4.26	$-
Options exercisable as of September 30, 2022	286,841	$4.64	4.15	$-

NOTE 6 - OPTIONS

The Company maintains stock option plans under which certain employees are awarded option grants based on a combination of performance and tenure. The stock option plans provide for the grant of up to 2,333,333 shares, and the Company’s Second Amended and Restated 2019 Equity Incentive Plan provides for automatic increases in the number of shares available under such plan (currently 2,000,000 shares) on April 1st of each calendar year, beginning in 2021 and ending in 2029 (each a “Date of Determination”), in each case subject to the approval and determination of the administrator of the plan (the Board of Directors or Compensation Committee) on or prior to the applicable Date of Determination, equal to the lesser of (A) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the administrator, provided that not more than 25 million shares of common stock may be issued pursuant to the exercise of incentive stock options pursuant to the plan. The administrator did not approve an increase in the number of shares covered under the plan as of April 1, 2021.

For 2021, options to purchase 36,700 shares of common stock were granted, 30,353 were exercised, 21,200 were forfeited, and none expired. The options granted during the period vest over a four-year period, the average exercise price was $4.86 per share and the options have a term of 5 years.

For the twelve-month period ended December 31, 2021, options to purchase 30,353 shares of common stock were exercised, resulting in proceeds of $1,821.

Under the Black-Scholes option price model, fair value of the options granted in 2021 and 2020 were $168,008 and $557,308, respectively.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The following table summarizes the assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020:

	2021	2020
Expected dividend yield	0%	0%
Weighted-average expected volatility	102-207%	133-236%
Weighted-average risk-free interest rate	0.25%	0.25%
Expected life of options	5 years	5-7 years

Total compensation cost related to stock options was $187,273 and $448,404 for the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, there was $135,118 of unrecognized compensation costs related to stock options, which is expected to be recognized over a weighted average period of 5 years. The following table represents stock option activity for the two years ended December 31, 2021:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2019	346,998	$4.39	6.77	$817,220
Options Exercisable as of December 31, 2019	207,485	$5.29	5.53	314,338
Options granted	94,154	4.42	3.97
Options forfeited	(15,168)	3.18	7.12
Options expired	-	-	-	-
Options exercised	(167)	3.00	-	-

Options Outstanding as of December 31, 2020	425,817	$4.44	5.33	$597,322
Options Exercisable as of December 31, 2020	282,167	$4.52	4.56	$384,226
Options granted	36,700	5.74	4.19	-
Options forfeited	(21,200)	6.45	4.11	-
Options expired	-	-	-	-
Options exercised	(30,353)	0.06	-	-

Options Outstanding as of December 31, 2021	410,964	$4.78	4.67	$368,417
Options Exercisable as of December 31, 2021	302,191	$4.88	4.38	$257,186